As filed with the Securities and Exchange Commission on June 9, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21278

                       RYDEX CAPITAL PARTNERS SPHINX FUND
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                           Michael P. Byrum, President
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                                   888-59RYDEX

                     Date of fiscal year end: MARCH 31, 2004

         Date of reporting period: JUNE 30, 2003 THROUGH MARCH 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

                       RYDEX Capital Partners SPhinX Fund
                                            ANNUAL REPORT
                                           March 31, 2004
























                                                        [RYDEX INVESTMENTS LOGO]
RCPSFSA - 3 - 05/04                            Essential for modern markets (TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not intended for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                                                   ANNUAL REPORT
                                                                               1

TABLE OF CONTENTS
------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT..............................      2
SCHEDULE OF INVESTMENTS................................      4
STATEMENT OF ASSETS AND LIABILITIES....................      6
STATEMENT OF OPERATIONS................................      7
STATEMENT OF CHANGES IN NET ASSETS.....................      8
STATEMENT OF CASH FLOWS................................      9
FINANCIAL HIGHLIGHTS...................................     10
NOTES TO FINANCIAL STATEMENTS..........................     11
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.................................................     20
ADDITIONAL INFORMATION.................................     21

 2

------------------------------------------------------------------------------
DEAR SHAREHOLDER:

Investor confidence abounded during the one-year period from April 1, 2003 to March 31, 2004 and consumers--who are not just spending but also investing-- carried the economy. Due to tax cuts, low interest rates and a flurry of activity in home refinancing, consumer spending remained strong throughout the period.

Though speculation about the upcoming presidential election increased volatility in the first quarter of 2004, the market was still up across the board. For the year, the S&P 500(R) Index was up 32.78%, the Nasdaq 100 Index(R) was up 41.21%, the Russell 2000(R) Index was up 61.93% and the Dow Jones Industrial Average was up 29.60%.

There was other good news as well. Economic data was on the upswing, in spite of the war with Iraq. Corporate earnings improved during the period. Small- and middle-capitalization stocks gained steam, rallying to all-time highs after a three-year bear market.

With a June 30, 2003 inception, Rydex Capital Partners SPhinX Fund (the "Fund") has a track record just one quarter shy of a complete year. The three fundamental investment goals of any absolute return product are positive annual returns in all market environments, low volatility (as measured by standard deviation), and low correlation to the equity and bond markets. The way the Fund aims to achieve these goals is by investing in the same managers and operational vehicles as those found in the Standard & Poor's Hedge Fund Index. In general, a well-diversified fund of hedge funds should provide modest capital appreciation with low volatility and thus far, the Fund has achieved this goal.

What's more, the separate account structure ensures multi-party due diligence of the individual hedge fund managers. The Fund enjoyed increased adoption in its brief history, with $120 million in net assets as of March 31, 2004.

Since inception through March 31, 2004, the Fund has delivered risk-adjusted returns posting 4.8%, including reinvested dividends and 4.2% without reinvesting dividends. Over the same time period, the Fund has experienced an annualized standard deviation of 1.6%. The Standard & Poors Hedge Fund Index (the "Index") returned 6.72% with 1.8% standard deviation. The traditional investment benchmark that most closely approximates this extremely low level of volatility is the Lehman Aggregate Bond Index, which over the same period has returned 2.83% with 5.76% annualized standard deviation. Finally, with regard to providing diversification, because of the relative brevity of Fund operations, it is difficult to evaluate the significance of correlation statistics. However, for illustration, the correlation between the Fund and the Lehman Aggregate Bond Index was only 0.16; by comparison, the Fund was much more correlated to the S&P 500 Index (0.83) in spite of the strong equity rally during this period.

The primary reason for the Fund's underperformance versus the Index can be attributed to the effect of the Fund's annual expenses of 1.95%. However, additional underperformance, can be attributed to the Fund's small size and the fact that it takes

                                                                   ANNUAL REPORT
                                                                               3

a day to invest new monthly inflows of capital. This day lag, coupled with rapid asset growth, exaggerates under- or over- performance when the hedge fund index rises, or falls, respectively. The Advisor expects that as the Fund increases assets, and growth normalizes, this impact should be mitigated.

Turning to performance attribution, after a sluggish third quarter of performance, the fourth quarter of 2004 saw unusually strong performance, particularly from directional strategies like Long/Short Equity and Managed Futures employed by certain of the hedge funds in which the Fund invests. The first two months of 2004 looked more typical of a well-diversified fund of hedge funds, with the first two months of performance averaging 0.66%/month. Event-driven strategies in general have provided consistent risk-adjusted performance throughout the Fund's inception. Turning to March, the Fund experienced its first negative month, albeit a small one, of -0.01%, due to lackluster performance among most strategies.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,

/s/ Michael P. Byrum
Michael P. Byrum, CFA
President, Rydex Capital Partners

AN ABSOLUTE RETURN STRATEGY INVOLVES RISK AND IS SUBJECT TO FLUCTUATION. FOR A MORE COMPLETE DESCRIPTION OF THE RISKS INVOLVED, PLEASE REFER TO THE FUND'S PROSPECTUS. THE PAST PERFORMANCE OF ANY INVESTMENT, INVESTMENT STRATEGY, OR INVESTMENT STYLE IS NOT INDICATIVE OF FUTURE PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

The views in this report were those of Rydex Capital Partners I, LLC ("Rydex"), investment advisor to the Fund. These views are for the period ended March 31, 2004 and may not reflect Rydex's views on the date this report is first published or anytime thereafter. These views are intended to assist financial intermediaries in understanding the Fund's investment methodology.

References to the Lehman Aggregate Bond Index are used for comparative purposes.

 4

RYDEX CAPITAL PARTNERS SPHINX FUND

SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                                 FAIR
                                                                                VALUE
                                                 SHARES           COST       (NOTE 1)
-------------------------------------------------------------------------------------
PORTFOLIO FUNDS*--99.9%

  SPHINX CONVERTIBLE ARBITRAGE--11.1%
  Clinton Portfolio...........................    2,426   $  2,622,646   $  2,640,847
  Deephaven Convertible Trading Portfolio.....    2,416      2,611,744      2,616,866
  Forest Global Convertible Series A Class 5
    Portfolio.................................    2,300      2,603,430      2,627,519
  SSI Hedged Convertible Market-Neutral
    Portfolio.................................    2,154      2,641,247      2,705,268
  TQA Vantage Portfolio.......................    2,222      2,629,999      2,675,107
                                                          ------------   ------------
                                                            13,109,066     13,265,607
                                                          ------------   ------------

  SPHINX DISTRESSED--11.1%
  Contriarian Capital Senior Secured Offshore
    Portfolio.................................    2,505      3,238,124      3,325,757
  MW Post Opportunity Portfolio...............    2,030      3,228,523      3,340,520
  RCG Carpathia Portfolio.....................    2,790      3,260,139      3,318,311
  Varde Portfolio.............................    2,445      3,251,879      3,320,240
                                                          ------------   ------------
                                                            12,978,665     13,304,828
                                                          ------------   ------------

  SPHINX EQUITY MARKET NEUTRAL--10.8%
  First Quadrant Portfolio....................    2,733      2,629,086      2,603,638
  GLC Portfolio...............................    2,644      2,613,241      2,560,768
  Salus Capital Portfolio.....................    2,644      2,605,245      2,613,875
  Thales International Portfolio..............    2,627      2,593,540      2,635,994
  Zeus Equity Arbitrage Portfolio.............    2,607      2,615,390      2,574,597
                                                          ------------   ------------
                                                            13,056,502     12,988,872
                                                          ------------   ------------

  SPHINX FIXED INCOME ARBITRAGE--11.0%
  DCM Portfolio...............................    2,524      2,617,941      2,619,638
  Ellington Mortgage Portfolio................    2,370      2,596,706      2,654,220
  MKP Offshore Portfolio......................    2,375      2,627,578      2,642,040
  Priton Capital Offshore Trust Portfolio.....    2,925      2,636,760      2,634,936
  West Side Advisors Portfolio................    2,719      2,680,482      2,692,826
                                                          ------------   ------------
                                                            13,159,467     13,243,660
                                                          ------------   ------------

  SPHINX LONG/SHORT EQUITY--11.2%
  Bricoleur Portfolio.........................    2,252      2,606,167      2,693,293
  Cumberland Portfolio........................    1,818      2,557,445      2,657,942
  L.G.O. Portfolio............................    2,138      2,538,660      2,583,073
  Omega Overseas Partners Class A Portfolio...    1,898      2,568,649      2,656,176
  Sparx Long-Short Portfolio..................    2,176      2,617,345      2,887,388
                                                          ------------   ------------
                                                            12,888,266     13,477,872
                                                          ------------   ------------

The accompanying notes are an integral part of the financial statements.

                                                                   ANNUAL REPORT
                                                                               5

RYDEX CAPITAL PARTNERS SPHINX FUND

SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                                 FAIR
                                                                                VALUE
                                                 SHARES           COST       (NOTE 1)
-------------------------------------------------------------------------------------
  SPHINX MACRO--10.9%
  Big Sky Global Vision Portfolio.............    2,754   $  3,217,740   $  3,310,953
  Epoch Overseas Portfolio....................    3,398      3,246,911      3,216,225
  Millenium Global Currency Portfolio.........    3,143      3,202,618      3,205,169
  Vega Global Portfolio.......................    2,849      3,294,261      3,344,116
                                                          ------------   ------------
                                                            12,961,530     13,076,463
                                                          ------------   ------------

  SPHINX MANAGED FUTURES--11.6%
  Sphinx Managed Futures Fund Ltd. ...........   11,019     13,137,026     13,880,268
                                                          ------------   ------------

  SPHINX MERGER ARBITRAGE--11.1%
  Aetos Portfolio.............................    4,321      4,360,088      4,376,912
  Kellner DiLeo Portfolio.....................    4,183      4,361,128      4,421,323
  The Merger Fund.............................    4,098      4,383,722      4,452,684
                                                          ------------   ------------
                                                            13,104,938     13,250,919
                                                          ------------   ------------

  SPHINX SPECIAL SITUATIONS--11.1%
  Canyon Portfolio............................    1,900      2,599,582      2,648,996
  Halcyon Event-Driven Portfolio..............    2,314      2,614,614      2,659,891
  Mariner Portfolio...........................    2,132      2,607,711      2,659,841
  Metropolitan Capital Advisors International
    Portfolio.................................    2,270      2,602,983      2,662,779
  Para International Portfolio................    2,116      2,573,819      2,632,857
                                                          ------------   ------------
                                                            12,998,709     13,264,364
                                                          ------------   ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS--99.9%               $117,394,169   $119,752,853
                                                          ------------   ------------

SHORT-TERM INVESTMENTS--0.3%
  Daily Assets Cash Fund......................  400,019        400,019        400,019
                                                          ------------   ------------

TOTAL SHORT-TERM INVESTMENTS                                   400,019        400,019
                                                          ------------   ------------

TOTAL INVESTMENTS--100.2%                                 $117,794,188   $120,152,872
                                                          ============   ============

* INTERESTS IN PORTFOLIO FUNDS ARE SUBJECT TO LOCK-UP PROVISIONS AND MAY ONLY BE
  LIQUIDATED   QUARTERLY  WITH  SIXTY-FIVE  DAYS  NOTICE.   THE  NEXT  AVAILABLE
  LIQUIDATION DATE IS JUNE 30, 2004.

The accompanying notes are an integral part of the financial statements.

 6

RYDEX CAPITAL PARTNERS SPHINX FUND

STATEMENT OF
ASSETS AND LIABILITIES                                            March 31, 2004
--------------------------------------------------------------------------------

ASSETS
  Investments at fair value (Cost $117,794,188) (Note 1)....    $120,152,872
  Receivable for interest and dividends.....................              61
  Receivable from custodian.................................         355,162
  Deferred offering costs (Note 1)..........................          65,500
                                                                ------------
  TOTAL ASSETS..............................................     120,573,595
                                                                ------------
LIABILITIES
  Due to investment advisor.................................          65,500
  Due to custodian..........................................         355,162
  Accrued liabilities:
    Investment advisory fees (Note 2).......................         106,052
    Trustees fees and expenses..............................           2,243
    Other accrued expenses..................................          92,741
                                                                ------------
  TOTAL LIABILITIES.........................................         621,698
                                                                ------------
NET ASSETS..................................................    $119,951,897
                                                                ============
COMPONENTS OF NET ASSETS
  Paid-in capital...........................................    $118,245,930
  Distributable earnings:
    Distributions in excess of net investment income........        (437,191)
    Distributions in excess of net realized gains on
      investments in Portfolio Funds........................        (215,526)
    Net unrealized appreciation of investments in Portfolio
      Funds.................................................       2,358,684
                                                                ------------
    Total distributable earnings............................       1,705,967
                                                                ------------
NET ASSETS..................................................    $119,951,897
                                                                ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
  Based on net assets of $119,951,897 and 1,151,160 shares
    outstanding (unlimited shares authorized)...............    $     104.20
                                                                ============

The accompanying notes are an integral part of the financial statements.

                                                                   ANNUAL REPORT
                                                                               7

RYDEX CAPITAL PARTNERS SPHINX FUND

STATEMENT OF
OPERATIONS                                          Period Ended March 31, 2004*
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income...........................................    $      210
  Interest income...........................................           123
                                                                ----------
Total Investment Income.....................................           333
                                                                ----------
EXPENSES
  Investment advisory fees (Note 2).........................       490,350
  Administration fees (Note 2)..............................        56,677
  Transfer agency fees......................................        46,955
  Custody fees..............................................           998
  Registration fees.........................................        39,715
  Professional fees.........................................        49,994
  Trustees' fees and expenses...............................        12,591
  Organizational costs (Note 1).............................        36,500
  Offering costs (Note 1)...................................       196,500
  Miscellaneous expenses....................................        22,084
                                                                ----------
Total Expenses..............................................       952,364
  Fees waived (Note 2)......................................      (399,763)
                                                                ----------
Net Expenses................................................       552,601
                                                                ----------
Net Investment Income (Loss)................................      (552,268)
                                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
  Net change in unrealized appreciation (depreciation) of
    investments in Portfolio Funds..........................     2,358,684
                                                                ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $1,806,416
                                                                ==========

* THE FUND COMMENCED OPERATIONS ON JUNE 30, 2003.
The accompanying notes are an integral part of the financial statements.

 8

RYDEX CAPITAL PARTNERS SPHINX FUND

STATEMENT OF CHANGES
IN NET ASSETS                                       Period Ended March 31, 2004*
------------------------------------------------------------------------------

OPERATIONS
  Net investment income (loss)..............................    $   (552,268)
  Net change in unrealized appreciation (depreciation) of
    investments in Portfolio Funds..........................       2,358,684
                                                                ------------
  Increase (Decrease) in Net Assets Resulting from
    Operations..............................................       1,806,416
                                                                ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................         (18,656)
  Net realized capital gain from investments................        (215,526)
                                                                ------------
  Total Distributions to Shareholders.......................        (234,182)
                                                                ------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS (NOTE
  5)........................................................     118,379,663
                                                                ------------
Increase (Decrease) in Net Assets...........................     119,951,897
NET ASSETS--Beginning of Period.............................              --
                                                                ------------
NET ASSETS--End of Period (a)...............................    $119,951,897
                                                                ============
(a) Distributions in excess of net investment income........    $   (437,191)
                                                                ============

* THE FUND COMMENCED OPERATIONS ON JUNE 30, 2003.
The accompanying notes are an integral part of the financial statements.

                                                                   ANNUAL REPORT
                                                                               9

RYDEX CAPITAL PARTNERS SPHINX FUND

STATEMENT OF
CASH FLOWS                                          Period Ended March 31, 2004*
------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH--
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets from operations................    $   1,806,416
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
  Purchase of Portfolio Funds...............................     (117,394,169)
  Purchase of Short-Term Investments........................         (400,019)
  Increase in accrued interest and dividends................              (61)
  Increase in receivable from custodian.....................         (355,162)
  Deferred offering costs...................................          (65,500)
  Increase in payable to investment advisor.................           65,500
  Increase in payable to custodian..........................          355,162
  Increase in investment advisory fees......................          106,052
  Increase in Trustees' fees and expenses...................            2,243
  Increase in other accrued expenses........................           92,741
  Unrealized appreciation on Portfolio Funds................       (2,358,684)
                                                                -------------
Net cash used in operating activities.......................     (118,145,481)
                                                                -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Shares sold.................................      118,146,014
  Cash distributions paid...................................             (533)
                                                                -------------
Net cash provided by financing activities...................      118,145,481
                                                                -------------
Increase (decrease) in cash.................................               --
CASH AND CASH EQUIVALENTS
Beginning balance...........................................               --
                                                                -------------
Ending balance..............................................    $          --
                                                                =============

Supplemental disclosure of cashflow information:
Noncash financing activities not included herein consists of reinvestment of distributions of $233,649.

* THE FUND COMMENCED OPERATIONS ON JUNE 30, 2003.
The accompanying notes are an integral part of the financial statements.

 10

RYDEX CAPITAL PARTNERS SPHINX FUND

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

                                                                     PERIOD ENDED
                                                                MARCH 31, 2004(1)
                                                                -----------------
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):
NET ASSET VALUE--BEGINNING OF PERIOD........................     $        100.00
                                                                 ---------------
INVESTMENT OPERATIONS
  Net investment income (loss)..............................               (1.50)(2)
  Net realized and unrealized gain (loss) on investments in
    Portfolio Funds.........................................             6.31(2)
                                                                 ---------------
Total from Investment Operations............................                4.81
                                                                 ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................               (0.05)
  Net realized gain on investments..........................               (0.56)
                                                                 ---------------
Total Distributions to Shareholders.........................               (0.61)
                                                                 ---------------
NET ASSET VALUE--END OF PERIOD..............................     $        104.20
                                                                 ===============
TOTAL INVESTMENT RETURN.....................................               4.83%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(3)...........................................               3.36%(4)
Net Expenses(3).............................................               1.95%(4)
Net Investment Income (Loss)................................              (1.95%)(4)
SUPPLEMENTARY DATA:
Portfolio Turnover Rate(5)..................................               0.00%
Net Assets, End of Period (000's omitted)...................     $       119,952

(1) THE FUND COMMENCED OPERATIONS ON JUNE 30, 2003.

(2) CALCULATED USING THE AVERAGE SHARES OUTSTANDING FOR THE PERIOD.

(3) EXPENSES OF UNDERLYING PORTFOLIO FUNDS ARE EXCLUDED FROM THE FUND'S EXPENSE RATIO.

(4) ANNUALIZED.

(5) REPRESENTS THE LESSER OF PURCHASES OR SALES OF INVESTMENTS IN PORTFOLIO FUNDS DIVIDED BY THE AVERAGE VALUE OF INVESTMENTS IN PORTFOLIO FUNDS.

The accompanying notes are an integral part of the financial statements.

                                                                   ANNUAL REPORT
                                                                              11

NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

Rydex Capital Partners SPhinX Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, closed-end management investment company. The Fund's investment objective is to seek investment returns that substantially correlate with the performance of the Standard & Poor's(R) Hedge Fund Index (the "Index") (before Fund expenses). The Fund pursues its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("Portfolio Funds") that are managed by the hedge fund managers selected by Standard & Poor's for inclusion in the Index ("Portfolio Managers") or by investing in financial instruments that provide investment returns that are linked to the performance of the Index (or to one or more components of the Index). The Fund commenced operations on June 30, 2003.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Fund.

A. The Fund calculates a net asset value per share ("NAV") monthly as of the close of regular trading (currently 4:00 p.m. Eastern Time) on each of the last two business days of the month. The Fund may determine to calculate its NAV more frequently than monthly.

B. Securities owned by the Fund and for which market quotations are available will be valued at current market prices. If reliable market prices are unavailable, securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees (the "Board"). The Board has approved procedures pursuant to which the Fund will value its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value of Portfolio Funds ordinarily will be provided by representatives of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported to the Fund. Accordingly, there is inherent uncertainty as to whether the values are necessarily indicative of amounts that the Fund could realize in a current market transaction. Such differences could be material to the Fund. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported to the Fund, as well as any other relevant information available at the time the Fund values its assets. All of the Fund's investments in Portfolio Funds at March 31, 2004 were

 12

------------------------------------------------------------------------------

fair valued based on values received from representatives of the Portfolio
Funds.

The objective of the underlying Portfolio Funds, as stated in their offering memoranda, are as follows:

1. Event Driven Portfolio Funds:

  - Merger Arbitrage

    To achieve returns consistent with the performance of the merger arbitrage strategy composite of the Index, Merger Arbitrage managers seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a merger. These managers tend to utilize fundamental analysis to identify mergers with a higher probability of closing. These managers generally engage in short selling to lock in the price differential of stock for stock mergers. They may also use options hedging and other arbitrage techniques to mitigate risk and capture profits. Positions may be in securities of companies not currently engaged in announced transactions, but which are believed to be undervalued and likely candidates for future reorganization. These managers may invest in the U.S. and international markets.

  - Distressed

    To achieve returns consistent with the performance of the distressed strategy composite of the Index, Distressed Security managers generally invest in securities of financially troubled companies (companies involved in bankruptcies, exchange offers, workouts, financial reorganizations, and other special credit event related situations). These managers may seek to identify distressed securities in general or focus on one particular segment of the market (i.e., senior secured debt). Investments may be passively acquired in the secondary market, acquired through participation in merger activity, or acquired with the view toward actively participating in a re-capitalization or restructuring plan. Managers may take an active role and seek representation in management, on the board of directors, and on the credit committee. These managers may deal in marketable and nonmarketable securities, warrants, options, and hybrid instruments. Many of these securities may be restricted and not readily tradable. Since many of these securities are illiquid, price discovery may be severely limited. Due to this limitation, the managers' ability to monitor performance is significantly reduced. These managers invest in the U.S. and internationally and may use leverage.

                                                                   ANNUAL REPORT
                                                                              13

NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------------------------

  - Special Situations

    To achieve returns consistent with the performance of the special situations composite of the Index, Special Situations managers seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a corporate restructuring, reorganization or significant alteration in a company's strategy or product mix. These include, but are not limited to spin-offs, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, rights offers, re-capitalizations, liquidations, and similar transactions. They may also use options hedging and other arbitrage techniques to mitigate risk and capture profits. Positions may be in securities of companies not currently engaged in announced transactions, but which are believed to be undervalued and likely candidates for future reorganization. These managers may invest in the U.S. and international markets and utilize leverage.

2. Directional/Tactical Portfolio Funds:

  - Macro Fund

    To achieve returns consistent with the performance of the macro strategy composite of the Index, Global Macro managers take long and short positions in the world's major capital and derivative markets. The positions taken by these managers reflect their views in the overall market direction, as influenced by major economic trends and events. Global macro portfolios may use investment strategies investing on both the long and short side of the market and often involve a high degree of leverage.

  - Long/Short Equity:

    To achieve returns consistent with the performance of the long/short equity strategy composite of the Index, Equity Hedge managers employ stock-specific investment strategies that have net exposure to the equity market. Net exposure is defined as the excess of the long market exposure over short market exposure. Strategies typically used by an equity hedge manager include long/short equity and short equity. Long/short equity focuses on fundamental stock selection, both long and short, generally with a long market bias. This strategy is designed to deliver equity-like returns that are derived from the manager's fundamental stock selection and the portfolio's exposure to the market, and such returns can be magnified through the use of leverage.

  - Managed Futures

    To achieve returns consistent with the performance of the managed futures strategy composite of the Index, Managed Futures traders trade in listed financial and commodity markets around the world using futures contracts, forward

 14

------------------------------------------------------------------------------

    contracts, options on futures contracts, swaps and other derivative products, and physical commodities.

3. Arbitrage Portfolio Funds:

  - Equity Market Neutral

    To achieve returns consistent with the performance of the equity market neutral strategy composite of the Index, Equity Market Neutral managers attempt to construct portfolios that will generate attractive returns through the development and implementation of sophisticated quantitative and qualitative trading models. Most of these models dictate the purchase of stocks that are expected to perform relatively better than the broader market while, at the same time, selling short those stocks that are expected to perform relatively worse. Equity market neutral managers operate from the premise that they can forecast the relative performance of specific stocks better than that of the market as a whole, thereby decreasing systematic risk in favor of stock specific risk. Such managers also attempt to further control risk by keeping market exposure to a minimum, exhibiting only a slight directional bias. Generally, managers seek to invest in or sell short larger, more liquid stocks. A "market neutral" manager's returns are generated by his or her ability to pick stocks within and across a broad range of sectors, irrespective of the movements of the broader market. Very often a manager's portfolio will comprise long positions in the strongest companies of a given sector and short positions in those showing signs of weakness.

  - Convertible Arbitrage

    To achieve returns consistent with the performance of the convertible arbitrage composite of the Index, Convertible Arbitrage managers may purchase a bond that is convertible (either currently convertible or convertible at some future date) into the underlying company's equity. They will hedge the equity exposure of the position by selling short the equity or other related security in a ratio they believe is appropriate for the current convertible bond valuation. In addition, they may hedge the debt exposure of the position by combination of fundamental, empirical and quantitative valuation techniques to identify attractive convertible bonds. These managers typically utilize leverage. Portfolios are constructed to achieve stable, absolute returns with low correlation to equity or debt market movements.

  - Fixed Income Arbitrage

    To achieve returns consistent with the performance of the fixed income strategy composite of the Index, Fixed Income Arbitrage managers may invest or trade in a variety of fixed income securities across several markets. Such managers may look to capture changes in the shape of a country's yield curve (i.e., the spread

                                                                   ANNUAL REPORT
                                                                              15

NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------------------------

    or difference in yield between different maturities of an issuer, e.g., two year U.S. Treasury Notes versus ten year U.S. Treasury Notes). Trading strategies also may be structured to capture expected changes in credit spreads, such as the difference between the yield on a specific company's debt and the yield on U.S. Treasury securities (e.g., sell a company's bond and buy a Treasury security), or credit spreads within a specific company's capital structure (e.g., buy a company's senior debt and sell short its subordinated debt or equity). Fixed Income Arbitrage managers may also focus on mortgage and mortgage related securities. Fixed Income Arbitrage managers tend to utilize significant amounts of leverage, take both long and short positions and employ options, futures and other derivative strategies.

C. The Fund treats all currency and demand deposits with banks or other financial institutions as cash equivalents.

D. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

E. Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions received from Portfolio Funds, whether in the form of cash or securities, are applied as a reduction of the Portfolio Fund's cost.

F. The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account, legal fees, accounting and auditing fees, custodial fees, transfer agent fees, costs of insurance, registration expenses, certain offering and organization costs, expenses of meetings with Trustees, all costs with respect to communications with shareholders and other types of expenses approved by the Trustees.

G. Organization expenses of $36,500 relating to the organization of the Fund were expensed by the Fund as incurred. Deferred offering costs of $262,000 consist of certain legal fees, registration fees and fees related to the mailing and printing of the initial registration statement. Such costs have been amortized over a 12 month period beginning with the commencement of operations of the Fund.

H. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and

 16

------------------------------------------------------------------------------

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Fund pays Rydex Capital Partners I, LLC ("Rydex"), an affiliated entity, a management fee computed and paid monthly in advance at an annual rate of 1.75% of the Fund's net assets, determined as of the beginning of each month. Certain officers and trustees of the Fund are also officers and directors of Rydex.

Under the terms of an administration agreement, the Fund pays Rydex an administration fee computed and paid monthly in advance at an annual rate of 0.20% of the Fund's monthly net assets.

Under the terms of a distribution agreement, Rydex Distributors, Inc. (the "Distributor") acts as the distributor of shares of the Fund on a best efforts basis, subject to various conditions. The Distributor receives no compensation from the Fund for this service.

Rydex has contractually agreed to waive its fees and to absorb expenses of the Fund (including expenses associated with the organization and the initial offering of the Fund) to the extent necessary to limit the ordinary operating expenses of the Fund (excluding interest expenses, brokerage commissions, indirect fees associated with the Fund's investment in Portfolio Funds and extraordinary expenses) to not more than 1.95% per annum of the average monthly net assets of the Fund. This arrangement may not be modified or eliminated except with the approval of the Board of Trustees of the Fund. For the period ended March 31, 2004, Rydex waived investment advisory fees and administration fees of $343,086 and $56,677, respectively.

3.  FEDERAL INCOME TAX INFORMATION

The Fund has a tax year end of December 31. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no provision for Federal income taxes is required. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various Portfolio Funds held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

                                                                   ANNUAL REPORT
                                                                              17

NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------------------------

RECLASSIFICATION OF CAPITAL ACCOUNTS

As a result of permanent book-to-tax differences, Statement of Assets and Liabilities reclassifications include:

Distributions in Excess of Net Investment
  Income..........................................    $ 133,733
Paid-in Capital...................................     (133,733)

These differences are attributable to non-deductible offering and organizational costs.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS IN PORTFOLIO FUNDS

For federal income tax purposes, the tax basis of Portfolio Funds owned as of March 31, 2004, was $118,411,994, and the net unrealized appreciation of Portfolio Funds was $1,740,878. The aggregate gross unrealized appreciation for all Portfolio Funds in which there was an excess of market value over cost was $1,892,104, and the aggregate gross unrealized depreciation for all Portfolio Funds in which there was an excess of cost over market value was $151,226.

DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2003, distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income......................    $289,342
Undistributed Long-Term Gain.......................      38,829
Unrealized Appreciation............................     441,268
                                                       --------
Total..............................................    $769,439
                                                       ========

The tax character of distributions paid during 2003 were as follows:

Ordinary Income....................................    $214,333
Long-Term Capital Gain.............................      19,848

4.  SECURITIES TRANSACTIONS

The aggregate cost of purchases of interests in Portfolio Funds was $117,394,169 for the period ended March 31, 2004. The Fund did not sell any interests in Portfolio Funds during the period.

 18

------------------------------------------------------------------------------

5.  CAPITAL SHARE TRANSACTIONS

The Fund may issue an unlimited amount of shares of beneficial interest with a par value of $0.01. Capital share transactions for the period ended March 31, 2004 were as follows:

                                            SHARES          AMOUNT
                                         ---------    ------------
Sale of Shares.......................    1,148,883    $118,146,014
Reinvestment of Distributions........        2,277         233,649

6.  RISK FACTORS

Because of the limitation on rights of redemption and the fact that the Fund's Shares ("Shares") will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Portfolio Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase Shares from time to time, there can be no assurance such offers will be made with any regularity.

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, future contracts, option contracts and swap agreements. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Fund.

MARKET RISK--Derivative instruments involve varying degrees of off-balance sheet market risk. Changes in the level or volatility of interest rates, foreign currency exchange rates or the market values of the financial instruments or commodities underlying such derivative instruments frequently result in changes in a Portfolio Fund's net unrealized profit (loss) on such derivative instruments. A Portfolio Fund's exposure to market risk is influenced by a number of factors, including the relationships among the derivative instruments held by the Portfolio Fund as well as the volatility and liquidity in the markets in which such derivative instruments are traded.

CREDIT RISK--The Portfolio Funds have credit risk associated with counterparty nonperformance.

                                                                   ANNUAL REPORT
                                                                              19

NOTES TO FINANCIAL STATEMENTS (concluded)
------------------------------------------------------------------------------

The risks associated with exchange-traded contracts are typically perceived to be less than those associated with the over-the-counter transaction (non-exchange traded), because exchanges typically (but not universally) provide clearinghouse arrangements in which the collective credit (in some cases limited in amount, in some cases not) of the members of the exchange is pledged to support the financial integrity of the exchange. In over-the-counter transactions, on the other hand, traders must rely solely on the credit of their respective individual counterparties. Margins, which may be subject to loss in the event of a default, are generally required in exchange trading, and counterparties may require margin in the over-the-counter markets.

7.  REPURCHASES AND REDEMPTIONS OF SHARES OF THE FUND

No shareholder has the right to require the Fund to redeem its Shares, although the Fund may from time to time repurchase Shares pursuant to written tenders by shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offers to repurchase a specified dollar amount of the Fund's outstanding shares. Rydex expects that it will recommend to the Board that the Fund offer to repurchase shares as of June 30, 2004, and thereafter, four times each year, as of the last business day of March, June, September and December. A repurchase fee of 1.00% of the value of shares repurchased by the Fund will apply if the date as of which the shares are valued for purpose of repurchase is less than one year following the date of the investor's purchase of the shares. The repurchase fee is payable to the Fund and deducted before the payment of the proceeds of the repurchase to the shareholder.

8.  INDEMNIFICATIONS LIABILITY UNDER SERVICE CONTRACTS

In the normal course of business the Fund enters into service contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

 20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF RYDEX CAPITAL PARTNERS SPHINX FUND:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets, and of cash flows and the financial highlights, present fairly, in all material respects, the financial position of Rydex Capital Partners SPhinX Fund (hereafter referred to as the "Fund") at March 31, 2004, and the results of its operations, the changes in its net assets and its cash flows for the period June 30, 2003 (commencement of operations) through March 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As explained in Note 1, the financial statements include investments whose fair values have been estimated in accordance with procedures adopted by the Board of Trustees in the absence of readily ascertainable market values. Those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed and the differences could be material.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

June 9, 2004

                                                                   ANNUAL REPORT
                                                                              21

ADDITIONAL INFORMATION (Unaudited)
------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 59RYDEX. This information is also available from the EDGAR database on the SEC's web site http//www.sec.gov.

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR

The Fund paid long-term capital gain dividends during the period of $19,848. For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income. The percentage of ordinary income distributions designated as qualifying for the corporate dividends received deduction ("DRD") was 11.89%. The percentage of ordinary income distributions designated for the individual qualified dividend rate ("QDI") was 11.89%.

TRUSTEES AND OFFICERS

The management of the Fund, including general supervision of the duties performed for the Fund under the Investment Advisory Agreement, is the responsibility of the Board. The number of trustees of the Fund is currently set at four (each, a "Trustee" and collectively, the "Trustees"). The identity of the Trustees and officers of the Fund and brief biographical information regarding each Trustee and officer during the past five years is set forth below.

One of the Trustees are deemed to be "interested persons" of the Fund, as defined by the Investment Company Act, because they are officers and employees of Rydex or its affiliates. Each Trustee and officer of the Fund was appointed on March 25, 2003, with the exception of Joanna M. Haigney and Nick Bonos, who were appointed on

 22

------------------------------------------------------------------------------

November 11, 2003 and December 16, 2003, respectively. Trustees will each serve an indefinite term of office and officers of the Fund will be elected annually.

                                                                       NUMBER OF
                                                                        FUNDS IN
                                                                          FUND          OTHER
                       POSITION(S)                    PRINCIPAL         COMPLEX     DIRECTORSHIPS
NAME, CONTACT ADDRESS     HELD        BEGAN      OCCUPATIONS DURING     OVERSEEN       HELD BY
  AND YEAR OF BIRTH     WITH FUND    SERVING        PAST 5 YEARS       BY TRUSTEE      TRUSTEE
--------------------------------------------------------------------------------------------------
NON-INTERESTED
TRUSTEES

John Demaret            Trustee      March      Retired.                 1           Rydex Global
Rydex Capital                        2003                                            Advisors:
Partners                                                                             Rydex Series
9601 Blackwell Road                                                                  Funds, Rydex
Suite 500                                                                            Dynamic
Rockville, MD 20850                                                                  Funds, Rydex
Born: February 17,                                                                   ETF Funds,
1940                                                                                 Rydex
                                                                                     Variable
                                                                                     Funds
--------------------------------------------------------------------------------------------------

Werner E. Keller        Trustee      March      Retired (since 2001);    1           None
Rydex Capital                        2003       Chairman, Centurion
Partners                                        Capital Management (a
9601 Blackwell Road                             Registered
Suite 500                                       Independent Advisor)
Rockville, MD 20850                             (1991 to 2001).
Born: June 27, 1940
--------------------------------------------------------------------------------------------------

                                                                   ANNUAL REPORT
                                                                              23

ADDITIONAL INFORMATION (Unaudited) (continued)
------------------------------------------------------------------------------

                                                                       NUMBER OF
                                                                        FUNDS IN
                                                                          FUND          OTHER
                       POSITION(S)                    PRINCIPAL         COMPLEX     DIRECTORSHIPS
NAME, CONTACT ADDRESS     HELD        BEGAN      OCCUPATIONS DURING     OVERSEEN       HELD BY
  AND YEAR OF BIRTH     WITH FUND    SERVING        PAST 5 YEARS       BY TRUSTEE      TRUSTEE
--------------------------------------------------------------------------------------------------
NON-INTERESTED
TRUSTEES (CONTINUED)

Thomas F. Lydon, Jr.    Trustee      March      President, Global        1           Director,
Rydex Capital                        2003       Trends Investments (a                U.S. Global
Partners                                        Registered                           Investors,
9601 Blackwell Road                             Independent Advisor)                 Inc. (since
Suite 500                                       (since 1996).                        1997),
Rockville, MD 20850                                                                  Chairman,
Born: January 6, 1960                                                                Make-a-Wish
                                                                                     Foundation of
                                                                                     Orange County
                                                                                     (since 1999).
--------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

Michael P. Byrum        Trustee/     March      President, Rydex         1           None
Rydex Capital           President    2003       Capital Partners (a
Partners                                        Registered
9601 Blackwell Road                             Independent Advisor),
Suite 500                                       Vice President, Rydex
Rockville, MD 20850                             ETF Trust (since
Born: July 2, 1970                              2002); Vice
                                                President, Rydex
                                                Series Funds (since
                                                1997); Vice
                                                President, Rydex
                                                Dynamic Funds (since
                                                1999); Executive Vice
                                                President and Senior
                                                Portfolio Manager,
                                                PADCO Advisors, Inc.
                                                (investment adviser)
                                                (since 1993);
                                                Executive Vice
                                                President and Senior
                                                Portfolio Manager,
                                                PADCO Advisors II,
                                                Inc. (investment
                                                adviser) (since
                                                1996); Secretary,
                                                Rydex Distributors,
                                                Inc. (Fund's
                                                distributor) (since
                                                1996).
--------------------------------------------------------------------------------------------------

 24

------------------------------------------------------------------------------

                                                                       NUMBER OF
                                                                        FUNDS IN
                                                                          FUND          OTHER
                       POSITION(S)                    PRINCIPAL         COMPLEX     DIRECTORSHIPS
NAME, CONTACT ADDRESS     HELD        BEGAN      OCCUPATIONS DURING     OVERSEEN       HELD BY
  AND YEAR OF BIRTH     WITH FUND    SERVING        PAST 5 YEARS       BY TRUSTEE      TRUSTEE
--------------------------------------------------------------------------------------------------
OFFICERS

Carl G. Verboncouer     Vice         March      Treasurer, Rydex         1           Rydex Global
Rydex Capital           President    2003       Capital Partners (a                  Advisors:
Partners                                        Registered                           Rydex Series
9601 Blackwell Road                             Independent Advisor),                Funds, Rydex
Suite 500                                       Chief Executive                      Dynamic Funds
Rockville, MD 20850                             Officer of Rydex Fund                (since 1999),
Born: November 23,                              Services, Inc.                       Rydex ETF
1952                                            (Fund's distributor),                Funds (since
                                                PADCO Advisors, Inc.,                2002), Rydex
                                                PADCO Advisors II,                   Variable
                                                Inc. and Rydex                       Funds (since
                                                Distributors, Inc.                   1997).
                                                (2003 to present);
                                                Executive Vice
                                                President of Rydex
                                                Fund Services, Inc.
                                                (2000 to 2003); Vice
                                                President, Rydex Fund
                                                Services, Inc. and
                                                Rydex Distributors,
                                                Inc. (1997 to 2003).
--------------------------------------------------------------------------------------------------
Nick Bonos              Treasurer,   December   Senior Vice              N/A         N/A
Rydex Capital           Principal    2003       President, Rydex Fund
Partners                Financial               Services, Inc.
9601 Blackwell Road     Officer                 (Fund's distributor)
Suite 500                                       (since 2003); Vice
Rockville, MD 20850                             President of
Born: May 30, 1963                              Accounting, Rydex
                                                Fund Services, Inc.
                                                (2000 to 2002); Vice
                                                President--Mutual
                                                Fund Services, State
                                                Street Corp. (1997 to
                                                1999).
--------------------------------------------------------------------------------------------------
Joanna M. Haigney       Secretary    November   Assistant Secretary,     N/A         N/A
Rydex Capital                        2003       Rydex Variable Trust
Partners                                        (since 2000);
9601 Blackwell Road                             Assistant Secretary,
Suite 500                                       Rydex ETF Trust
Rockville, MD 20850                             (since 2003); Vice
Born: October 10,                               President of
1966                                            Compliance, Rydex
                                                Fund Services (since
                                                2000); Assistant
                                                Secretary, Rydex
                                                Distributors, Inc.
                                                (Fund's distributor)
                                                (since 2000).
--------------------------------------------------------------------------------------------------

                                                                   ANNUAL REPORT
                                                                              25

------------------------------------------------------------------------------

This page intentionally left blank.

[RYDEX INVESTMENTS LOGO]
Essential for modern markets (TM)



9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
888.59RYDEX
WWW.RYDEXFUNDS.COM


ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

At a regular meeting of the Board of Trustees held on November 11, 2003, the Board unanimously approved a resolution appointing Mr. Werner Keller as the Audit Committee "financial expert" as that term is defined in the Securities and Exchange Commission in Form N-CSR, to serve until his successor is elected or qualifies or until his earlier death, resignations or removal.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2003 and $20,000 in 2004.

(b) Audit Related Fees - Pursuant to the Trust's Audit Committee Charter, the Trust's Audit Committee must pre-approve all non-audit services that the Trust's independent auditor provide to the Trust's investment advisor and any entity controlling, controlled by, or under common control with the investment advisor if the engagement relates directly to the operations and financial report of the Trust. Audit services that are "deminimus" as that term is defined under the Securities and Exchange Act of 1934, as amended, do not require pre-approval.

(c) Tax Fees - There were no fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning.

(d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) (1) Pursuant to the Trust's Audit Committee Charter, the Audit Committee is responsible for pre-approving all audit and non-audit services rendered to the Registrant, except for those non-audit services that are deemed "deminimus" as that term is defined in the Securities Exchange Act of 1934, as amended.

 (e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g) There were no aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods. The aggregate non-audit fees billed by the principal accountant for services rendered to the investment adviser were $250,672 in 2003 and $375,050 in 2004.

(h) The Registrant's Audit Committee has considered whether the provision of any non-audit services rendered to the investment adviser, to the extent applicable, that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. Any services provided by the principal accountant to the Registrant or to the investment adviser requiring pre-approval were pre-approved as required.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                              RYDEX GLOBAL ADVISORS
                      PROXY VOTING POLICIES AND PROCEDURES

I.       Introduction

         PADCO Advisors, Inc., PADCO Advisors II, Inc. and their investment adviser affiliates, together doing business as Rydex Global Advisors ("RGA"), generally is responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth RGA's policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.      Proxy Voting Policies and Procedures

         A.       Proxy Voting Policies

                  Proxies may have economic value and, where RGA is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

         The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between RGA and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in
Section III, below.

         B.       Proxy Voting Procedures

                  RGA utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from RGA, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by RGA's portfolio management group (the "Committee"). Under its arrangement with IRRC, RGA has agreed to:

o provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

o deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with RGA's authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

o provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

o coordinate with IRRC with respect to the classification of a proxy items for the treatment of items not clearly defined under the Guidelines.

III.     Resolving Potential Conflicts of Interest

         The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

o managing a pension plan for a company whose management is soliciting proxies;

o significant business relationship - having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast;

o significant personal/family relationship - RGA, its employees or affiliates have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

         To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interests, if a potential conflict of interest exists RGA will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (E.G., in instances where the Guidelines provide for a "case-by-case" review), RGA may vote a proxy regarding that proposal in any of the following manners:

o REFER PROPOSAL TO THE CLIENT - RGA may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

o OBTAIN CLIENT RATIFICATION - If RGA is in a position to disclose the conflict to the client (I.E., such information is not confidential), RGA may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how RGAd will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, RGA may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, RGA may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.      Securities Subject to Lending Arrangements

         For various legal or administrative reasons, RGA is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. RGA will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, RGA may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients' custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in RGA's judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.       Special Issues with Voting Foreign Proxies

         Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), RGA may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI. Assistance with Form N-PX and Proxy Voting Record

         RGA shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which RGA, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

(i)               The name of the issuer of the portfolio security;

(ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

(iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

(iv)              The shareholder meeting date;

(v)               A brief identification of the matter voted on;

(vi) Whether the matter was proposed by the issuer or by a security holder;

(vii) Whether RGA (or IRRC as its agent) cast the client's vote on the matter;

(viii) How RGA (or IRRC as its agent) cast the client's vote (E.G., for or against proposal, or abstain; for or withhold regarding election of directors); and

(ix) Whether RGA (or IRRC as its agent) cast the client's vote for or against management.


VII.              Disclosure of How to Obtain Voting Information

         On or before August 6, 2003, Rule 206(4)-6 requires RGA to disclose in response to any client request how the client can obtain information from RGA on how its securities were voted. RGA will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to RGA. Upon receiving a written request from a client, RGA will provide the information requested by the client within a reasonable amount of time.

         Rule 206(4)-6 also requires RGA to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. RGA will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, RGA will provide a copy of this policy within a reasonable amount of time.

         If approved by the client, this policy and any requested records may be provided electronically.

VIII.    Recordkeeping

         RGA shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)               A copy of this Policy;

(ii)              Proxy Statements received regarding client securities;

(iii)             Records of votes cast on behalf of clients;

(iv) Any documents prepared by RGA that were material to making a decision how to vote, or that memorialized the basis for the decision; and

(v)               Records of client requests for proxy voting information.


         With respect to RGA's Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by RGA. Additionally, RGA may keep Fund client records as part of RGA's records.

         RGA may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by RGA that are maintained with a third party, such as IRRC, provided that RGA has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.


                              RYDEX GLOBAL ADVISORS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

         RGA believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, RGA will generally vote with management on "routine items" of a corporate administrative nature. RGA will generally review all "non-routine items" (E.G., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

Board of Directors
A.  Director Nominees in Uncontested Elections                                          Vote With Mgt.
B.  Chairman and CEO is the Same Person                                                 Vote With Mgt.
C.  Majority of Independent Directors                                                   Vote With Mgt.
D.  Stock Ownership Requirements                                                        Vote With Mgt.
E.  Limit Tenure of Outside Directors                                                   Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection                       Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                                      Vote With Mgt.

Proxy Contests
A.  Voting  for  Director  Nominees  in  Contested  Election                            Vote With Mgt.
B.  Reimburse Proxy Solicitation                                                        Vote With Mgt.

Auditors
A. Ratifying Auditors                                                                   Vote With Mgt.

Proxy Contest Defenses
A. Board Structure - Classified  Board                                                  Vote With Mgt.
B. Cumulative Voting                                                                    Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                                         Vote With Mgt.

Tender Offer Defenses
A. Submit Poison Pill for  shareholder  ratification                                    Case-by-Case
B. Fair Price Provisions                                                                Vote With Mgt.
C. Supermajority  Shareholder  Vote  Requirement                                        Vote With Mgt.
   To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement                                           Vote With Mgt.

Miscellaneous Governance Provisions
A.  Confidential Voting
B.  Equal Access                                                                        Vote With Mgt.
C.  Bundled Proposals                                                                   Vote With Mgt.

Capital Structure
A. Common Stock Authorization                                                           Vote With Mgt.
B. Stock Splits                                                                         Vote With Mgt.
C.Reverse Stock Splits                                                                  Vote With Mgt.
D. Preemptive Rights                                                                    Vote With Mgt.
E. Share Repurchase Programs                                                            Vote With Mgt.

Executive and Director Compensation
A.    Shareholder Proposals to Limit Executive and Case-by-Case Directors Pay
B.    Shareholder  Ratification  of Golden and Tin Parachutes  Vote With Mgt. C.
      Employee Stock Ownership  Plans Vote With Mgt. D. 401(k) Employee  Benefit
      Plans Vote With Mgt.

State of Incorporation
A. Voting on State Takeover Plans                                                       Vote With Mgt.
B. Voting on Reincorporation Proposals                                                  Vote With Mgt.

Mergers and Corporate Restructurings
A. Mergers and Acquisitions                                                             Case-by-Case
B. Corporate  Restructuring                                                             Vote With Mgt.
C. Spin-Offs                                                                            Vote With Mgt.
D. Liquidations                                                                         Vote With Mgt.

Social and Environmental Issues
A. Issues with Social/Moral Implications                                                Vote With Mgt.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Trust has not adopted procedures by which shareholders may recommend nominees to the Trust's Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES
(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1) Code of Ethics (Exhibit filed herewith)

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        RYDEX CAPITAL PARTNERS SPHINX FUND

By       /s/ Nick Bonos
         ---------------------------
         Nick Bonos, Treasurer

Date     June 9, 2004
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Michael P. Byrum
         -----------------------------------
         Michael P. Byrum, President

Date     June 9, 2004
         -----------------------------------


By       /s/ Nick Bonos
         -----------------------------------
         Nick Bonos, Treasurer

Date     June 9, 2004
         -----------------------------------